OPERATING LEASE COMMITMENTS (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Year Ending December 31:
2015	$ 539,705	$ 539,705
2016	541,656	541,656
2017	487,517	487,517
2018	478,587	478,587
2019	342,336	342,336
2020 and thereafter	2,277,656	2,277,656
Total minimum rental payments	$ 4,667,457	$ 4,667,457